787 Seventh Avenue New York, NY 10019-6099
Tel:	212 728 8000
Fax:	212 728 8111

January 3, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Multi-Asset Income Portfolio, a series of BlackRock Funds II

(File No. 333-142592 and File No. 811-22061)

Ladies and Gentlemen:

On behalf of BlackRock Funds II and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated November 28, 2011, as amended December 15, 2011, for BlackRock Multi-Asset Income Portfolio filed under Rule 497(c) of the Securities Act of 1933, as amended, with the Securities and Exchange Commission on December 15, 2011.

Any questions or comments on this filing should be directed to the undersigned at 212-728-8681.

Very truly yours,

/s/ Armando Capasso
Armando Capasso

Enclosures

cc: Ben Archibald, Esq., BlackRock Advisors, LLC